Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 5 - LEASES

The Company leases approximately 879 square meters in Caesarea, Israel.

To secure the lease payments, the Company provided a bank guarantee of $31.

In addition, the Company leases vehicles under various operating lease agreements.

As of December 31, 2024, and 2023, total ROU assets were approximately $524 and $679 and the lease liabilities for operating leases were approximately $459 and $599, respectively.

Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Cash payments for operating leases	296	246	242

The maturities of operating lease liabilities and the reconciliation of undiscounted cash flows for operating lease liabilities as of December 31, 2024, were as follows:

2025	304
2026	194
2027	31
2028	-
Undiscounted cash flows for operating leases	529
Less: amount representing interest	(70)
Operating lease liabilities	459

The weighted average lease term and weighted average discount rate as of December 31, 2024, was as follows:

Operating leases weighted average remaining lease term (in years)	1.48
Operating leases weighted average discount rate	7.5%